Property and Equipment (Details) - Schedule of property and equipment stated at cost, less accumulated depreciation and amortization - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 512,679	$ 467,753	$ 371,816
Less: Accumulated Depreciation	(373,200)	(364,814)	(315,558)
Property and Equipment, Net	139,479	102,939	56,258
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	376,436	353,880	284,928
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	124,787	102,416	86,888
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,456	$ 11,457